Intangible Assets and Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill

Note 7 - Intangible Assets And Goodwill

The Company’s intangible assets are patents and related proprietary technology for the DenerveX System for which an impairment charge was made in the fourth quarter of 2019 writing off this asset as of December 31, 2019.

For the three months ended March 31, 2020 and 2019, total amortization expense related to acquisition-related intangible assets was $0 and $184,000, respectively, and is included in operating expense in the accompanying consolidated statement of operations.

Goodwill represents the excess of purchase price over fair value of net identified tangible and intangible assets and liabilities acquired in the Merger. As of December 31, 2019, the Company’s goodwill balance was determined to be impaired as of the balance sheet date and as a result, the Company recorded a goodwill impairment charge writing off the goodwill balance.

Note 7 - Intangible Assets and Goodwill

The Company’s intangible assets are patents and related proprietary technology for the DenerveX System. For 2019, total amortization expense related to acquisition-related intangible assets was $736,000 included in operating expense in the accompanying consolidated statement of operations.

The Company decided to permanently suspend manufacture and sale of the DenerveX product for the foreseeable future, as it has been unsuccessful in its attempts to source cost effective alternative manufacturing and distributor options for the product. The Company has no future plans to commit any additional resources related to the future development or sales efforts for the product, as it has determined that the cost to relaunch the product back to market to be significant and indeterminable due to issues with the manufacturing and sterilization of the product. The DenerveX System no longer represents part of the Company’s core strategic plans for the future. The Company believes that it is more likely than not that the carrying value will not be recoverable. As a result, during the fourth quarter of 2019 the Company recorded a charge of $2,944,000 to impair the carrying value of the technology related intangible. This charge was recorded within the caption, “Loss on impairment” in the accompanying consolidated statements of operations.

The Company’s goodwill balance was determined to be impaired as of the balance sheet date due to the adverse financial results for 2019, the negative projected cash results for 2020 and a significant decline in its market capitalization. The Company concluded that the fair value of the reporting unit was less than the carrying amount in excess of goodwill. As a result, during the fourth quarter of 2019 the Company recorded a $12,546,000 impairment charge, which is presented within the caption, “Loss on impairment” in the accompanying consolidated statements of operations.

For the year ended December 31, 2018, the Company recognized approximately $607,000 in impairment loss related to the write-off of the capitalized costs for the design and development of an application to be sold on the iOS and Android store platforms.